Deferred income tax asset and liability - Major components of income tax (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major Components Of Tax Expense Income [Abstract]
Current - Expense	S/ 188,236	S/ 140,332	S/ 432,392
Current – Dividend expense	26,076	33,020	30,587
Deferred – Expense (income)	100,053	102,244	(442)
Income tax	S/ 314,365	S/ 275,596	S/ 462,537